COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2018
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2018:

US$
Years ending September 30, 2019	10,924
2020	7,709
2021	5,031
2022	3,936
2023 and thereafter	26,488

54,088